As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

THE MERGER FUND
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Frederick W. Green
THE MERGER FUND
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant's telephone number, including area code 1-800-343-8959

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

The Merger Fund
Schedule of Investments
December 31, 2007 (Unaudited)

	Shares		Value
	COMMON STOCKS - 74.28%
		APPAREL RETAIL - 2.03%
	1,086,181	The Finish Line, Inc. (e)	$2,628,558
	796,871	Genesco Inc. (a) (b)	30,121,724
			32,750,282
		APPLICATION SOFTWARE - 8.99%
	1,659,975	BEA Systems, Inc. (a) (b)	26,194,406
	770,200	Cognos, Inc. (a) (e)	44,340,414
	982,100	NAVTEQ (a) (d)	74,246,760
			144,781,580
		BIOTECHNOLOGY - 1.41%
	154,910	Celgene Corporation (a) (c)	7,158,391
	246,575	Pharmion Corp. (a) (d)	15,499,705
			22,658,096
		BROADCASTING & CABLE TV - 5.54%
	2,235,100	Clear Channel Communications, Inc. (d)	77,155,652
	708,756	Virgin Media Inc. (d)	12,148,078
			89,303,730
		BUILDING PRODUCTS - 3.07%
	575,700	Goodman Global, Inc. (a) (c)	14,127,678
	754,750	Trane, Inc. (c)	35,254,372
			49,382,050
		CASINOS & GAMING - 7.74%
	1,187,275	Harrah's Entertainment (c)	105,370,656
	324,011	Penn National Gaming, Inc. (a) (c)	19,294,855
			124,665,511
		COMMUNICATIONS EQUIPTMENT - 1.19%
	4,239,160	3Com Corporation (a) (c)	19,161,003
		CONSUMER ELECTRONICS - 2.40%
	523,950	Harman International Industries, Inc. (c)	38,620,355
		CONSUMER FINANCE - 1.94%
	1,551,677	SLM Corporation (c)	31,250,775
		DATA PROCESSING & OUTSOURCED SERVICES - 4.03%
	865,400	Alliance Data Systems Corporation (a) (c)	64,896,346
		DIVERSIFIED CHEMICALS - 3.30%
	2,065,230	Huntsman Corporation (c)	53,076,411
		DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.94%
	1,773,743	PHH Corporation (a) (b)	31,288,827
		DIVERSIFIED METALS & MINING - 0.24%
	9,325	Rio Tinto plc - ADR (e)	3,915,567
		FERTILIZERS & AGRICULTURAL CHEMICALS - 0.79%
	1,023,245	Nufarm Limited (e)	12,731,152
		FOOTWEAR - 0.23%
	186,250	Skechers U.S.A., Inc. (a) (e)	3,633,737
		HOME ENTERTAINMENT SOFTWARE - 0.16%
	85,100	Activision, Inc. (a) (c)	2,527,470
		INDEPENDENT POWER PRODUCERS & ENGERY TRADERS - 1.73%
	715,250	Mirant Corporation (a) (e)	27,880,445
		INTEGRATED TELECOMMUNICATION SERVICES - 2.20%
	880,500	BCE Inc. (e)	35,373,449
		INVESTMENT BANKING & BROKERAGE - 8.04%
	4,773,944	Instinet Group Incorporated (a) (e) (f)	28,500,445
	6,793,300	Nikko Cordial Corporation (e) (f)	101,064,894
			129,565,339
		MANAGED HEALTH CARE - 4.76%
	1,828,900	Sierra Health Services, Inc. (a) (e)	76,740,644
		OFFICE REITS - 0.35%
	700,008	American Financial Realty Trust (e)	5,614,064
		PACKAGED FOODS & MEATS - 0.91%
	580,869	Reddy Ice Holdings, Inc. (e)	14,701,794
		PUBLISHING - 0.58%
	122,100	Reuters Group plc - ADR (e)	9,301,578
		REGIONAL BANKS - 3.83%
	1,618,500	Commerce Bancorp, Inc. (e)	61,729,590
		RESTURANTS - 1.75%
	1,089,000	Wendy's International, Inc. (e)	28,139,760
		TRADING COMPANIES & DISTRIBUTORS - 3.69%
	1,245,400	UAP Holding Corp. (e)	48,072,440
	619,035	United Rentals, Inc. (a) (e)	11,365,483
			59,437,923
		WIRELESS TELECOMMUNICATION SERVICES - 1.44%
	527,090	Rural Cellular Corporation (a) (e)	23,239,398
		TOTAL COMMON STOCKS (Cost $1,287,034,594)	1,196,366,876

	CONVERTIBLE PREFERRED STOCKS - 0.10%
	1,501	SLM Corporation Series C Convertible Preferred (a)	1,561,040
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,529,144)	1,561,040

	Contracts (100 Shares Per Contract)
	PUT OPTIONS PURCHASED - 1.39%
		Activision, Inc.
	432	Expiration: May, 2008, Exercise Price: $30.00	133,920
		Agrium Inc.
	167	Expiration: April, 2008, Exercise Price: $65.00	76,820
		BHP Billiton
	2,015	Expiration: January, 2008, Exercise Price: $1,800.00	1,018,804
		Bloomberg US Lodging Index
	21,349	Expiration: March, 2008, Exercise Price: $440.00	1,379,145
		Celgene Corp.
	2,295	Expiration: April, 2008, Exercise Price: $56.15	2,580,636
		iShares Nasdaq Biotech
	324	Expiration: January, 2008, Exercise Price: $85.00	126,684
		Monsanto Company
	94	Expiration: April, 2008, Exercise Price: $120.00	148,520
		Mosaic Company
	119	Expiration: March, 2008, Exercise Price: $105.00	201,110
		PowerShares Dynamic Healthcare
	1,424	Expiration: January, 2008, Exercise Price: $30.00	99,680
		PowerShares Dynamic Media
	2,300	Expiration: January, 2008, Exercise Price: $15.00	187,151
		SPDR Financial Select Sector
	3,019	Expiration: January, 2008, Exercise Price: $34.00	1,509,500
		SPDR Materials Select Sector
	975	Expiration: January, 2008, Exercise Price: $44.00	246,188
		SPDR S&P Retail ETF
	2,102	Expiration: March, 2008, Exercise Price: $38.00	1,008,960
		SPDR Trust Series 1
	9,210	Expiration: January, 2008, Exercise Price: $160.00	12,617,700
		SPDR Utilities Select Sector
	1,357	Expiration: January, 2008, Exercise Price: $45.00	354,177
		Syngenta AG
	208	Expiration: March, 2008, Exercise Price: $55.00	119,600
		Telecom HOLDRs Trust
	2,549	Expiration: February, 2008, Exercise Price: $40.00	675,485
		TOTAL PURCHASED PUT OPTIONS (Cost $20,105,764)	22,484,080

	ESCROW NOTES - 0.12%
	468,600	Telecorp PCS, Inc. Escrow Shares (a)	4,686
	4,472,698	Price Communication Liquidating Trust (a) (f)	1,923,260
		TOTAL ESCROW NOTES (Cost $1,923,260)	1,927,946

	Principal
	Amount
	SHORT TERM INVESTMENTS - 19.98%
	U.S. GOVERNMENT AGENCY ISSUES - 14.48%
		Federal Home Loan Bank
	$60,000,000	4.184%, 01/03/2008 (g)	59,986,267
	63,288,000	4.164%, 01/04/2008 (g)	63,266,376
	30,000,000	4.101%, 01/07/2008 (g)	29,979,800
	30,000,000	3.450%, 01/10/2008 (g)	29,974,500
			183,206,943
		Federal Home Loan Mortgage Corp.
	25,000,000	4.204%, 01/08/2008 (b) (g)	24,977,000
	25,000,000	4.204%, 01/09/2008 (g)	24,979,875
			49,956,875
	VARIABLE RATE DEMAND NOTES - 5.50%
	48,892,770	American Family Financial Services, Inc., 4.943%	48,892,770
	24,995,939	U.S. Bank, 4.650%	24,995,939
	14,776,505	Wisconsin Corporate Central Credit Union, 4.990%	14,776,505
			88,665,214
		TOTAL SHORT TERM INVESTMENTS (Cost $321,829,0323)	321,829,032
		TOTAL INVESTMENTS (Cost $1,632,421,793) (h) - 95.87%	$1,544,168,974

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	All or a portion of the shares have been committed as collateral for swap contracts.
(d)	All or a portion of the shares have been committed as collateral for written option contracts.
(e)	All or a portion of the shares have been committed as collateral for foreign currency contracts.
(f)	Fair-valued security.
(g)	Rate shown is the caculated yeild to maturity.

(h)	Cost of investments		$ 1,632,175,140
	Gross unrealized appreciation		27,952,034
	Gross unrealized depreciation		(116,267,401)
	Net unrealized depreciation		$ (88,315,367)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal
	year's federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

The Merger Fund
Schedule of Securities Sold Short
December 31, 2007 (Unaudited)

Shares		Value
82,269	Celgene Corporation (a)	$3,801,650
84,680	Gramercy Capital Corp.	2,058,571
173,550	Ingersoll-Rand Company Ltd.	8,064,869
763,722	The Thomson Corporation	31,121,671
670,425	The Toronto-Dominion Bank	46,896,229
	TOTAL SECURITIES SOLD SHORT (Proceeds $96,326,841)	$91,942,990

The Merger Fund
Schedule of Options Written
December 31, 2007 (Unaudited)

Contracts (100 shares per contact)		Value
CALL OPTIONS
	Activision, Inc.
347	Expiration: February, 2008, Exercise Price: $27.50	$104,100
432	Expiration: May, 2008, Exercise Price: $30.00	113,616
	BEA Systems, Inc.
2,825	Expiration: January, 2008, Exercise Price: $15.00	319,225
	Celgene Corp.
1,767	Expiration: April, 2008, Exercise Price: $72.93	39,864
	Cogno, Inc.
2,500	Expiration: January, 2008, Exercise Price: $57.50	75,000
35	Expiration: February, 2008, Exercise Price: $60.00	263
	NAVTEQ
7,678	Expiration: January, 2008, Exercise Price: $80.00	38,390
	Rio Tinto Plc.
2,237	Expiration: January, 2008, Exercise Price: $6,000.00	238,240
	SLM Corporation
851	Expiration: January, 2008, Exercise Price: $22.50	42,550
2,125	Expiration: January, 2008, Exercise Price: $30.00	10,625
	Station Casinos
3,687	Expiration: January, 2008, Exercise Price: $90.00	-
	TXU Corp.
3,677	Expiration: January, 2008, Exercise Price: $67.50	643,475
		1,625,348
	TOTAL OPTIONS WRITTEN (Premiums received $5,312,077)	$1,625,348

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)       /s/ Frederick W. Green
                                                       Frederick W. Green, President

Date    2/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Frederick W. Green
                                                       Frederick W. Green, President
Date    2/22/08

By (Signature and Title)*    /s/ Bonnie L. Smith
                                                      Bonnie L. Smith, Treasurer

Date   2/22/08

* Print the name and title of each signing officer under his or her signature.